Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000132742 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000132742 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000132742 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000132742 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000132742 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000132742 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000132742 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000132742 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000132740 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000132740 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000132740 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000132740 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000132740 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000132740 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000132740 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000132740 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000228330 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000228330 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000228330 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000228330 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000228330 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000228330 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000228330 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000228330 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000132735 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000132735 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000132735 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000132735 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000132735 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000132735 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000132735 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000132735 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000132750 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000132750 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000132750 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000132750 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000132750 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000132750 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000132750 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000132750 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000132750 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000228331 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000228331 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000228331 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000228331 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000228331 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000228331 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000228331 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000228331 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000228331 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000132747 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000132747 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000132747 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000132747 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000132747 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000132747 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000132747 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000132747 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000132747 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000132749 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000132749 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000132749 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000132749 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000132749 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000132749 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000132749 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000132749 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000132749 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000132758 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000132758 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000132758 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000132758 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000132758 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000132758 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000132758 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000132758 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000132756 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000132756 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000132756 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000132756 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000132756 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000132756 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000132756 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000132756 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000228332 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000228332 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000228332 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000228332 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000228332 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000228332 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000228332 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000228332 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000132751 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000132751 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000132751 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000132751 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000132751 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000132751 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000132751 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000132751 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000132759 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000132759 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000132759 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000132759 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000132759 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000132759 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000132759 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000132759 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000228333 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000228333 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000228333 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000228333 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000228333 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000228333 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000228333 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000228333 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000132764 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000132764 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000132764 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000132764 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000132764 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000132764 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000132764 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000132764 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000132766 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000132766 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000132766 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000132766 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000132766 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000132766 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000132766 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000132766 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000132774 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132774 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132774 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000132774 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000132774 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000132774 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000132774 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000132774 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000132772 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132772 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132772 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000132772 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000132772 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000132772 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000132772 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000132772 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000228334 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228334 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228334 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000228334 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000228334 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000228334 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000228334 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000228334 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000132767 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132767 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132767 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000132767 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000132767 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000132767 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000132767 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000132767 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000132775 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000132775 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000132775 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000132775 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000132775 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000132775 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000132775 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000132775 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000228335 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228335 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228335 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000228335 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000228335 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000228335 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000228335 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000228335 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000132780 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000132780 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000132780 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000132780 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000132780 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000132780 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000132780 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000132780 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000132782 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000132782 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000132782 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000132782 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000132782 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000132782 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000132782 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000132782 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000132790 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132790 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132790 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000132790 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000132790 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000132790 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000132790 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000132790 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000132788 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132788 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132788 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000132788 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000132788 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000132788 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000132788 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000132788 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000228336 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228336 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228336 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000228336 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000228336 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000228336 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000228336 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000228336 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000132783 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132783 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132783 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000132783 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000132783 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000132783 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000132783 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000132783 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000132791 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000132791 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000132791 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000132791 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000132791 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000132791 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000132791 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000132791 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000132791 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000228337 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228337 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228337 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000228337 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000228337 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000228337 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000228337 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000228337 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000228337 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000132796 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000132796 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000132796 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000132796 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000132796 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000132796 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000132796 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000132796 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000132796 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000132798 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000132798 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000132798 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000132798 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000132798 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000132798 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000132798 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000132798 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000132798 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000132806 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000132806 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000132806 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000132806 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000132806 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000132806 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000132806 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000132804 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000132804 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000132804 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000132804 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000132804 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000132804 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000132804 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000228338 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228338 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228338 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000228338 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000228338 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000228338 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000228338 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000132799 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000132799 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000132799 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000132799 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000132799 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000132799 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000132799 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000134634 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000134634 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000134634 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000134634 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134634 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000134634 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000134634 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134634 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000134635 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000134635 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000134635 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000134635 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134635 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000134635 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000134635 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134635 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000134642 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000134642 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000134642 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000134642 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134642 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000134642 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000134642 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134642 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000134651 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000134651 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000134651 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000134651 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000134651 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000134651 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000134651 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000134651 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000134644 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000134644 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000134644 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000134644 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000134644 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000134644 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000134644 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000134644 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000134643 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000134643 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000134643 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000134643 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000134643 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000134643 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000134643 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000134643 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000134652 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000134652 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000134652 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000134652 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000134652 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000134652 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000134652 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000134652 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000134653 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000134653 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000134653 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000134653 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000134653 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000134653 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000134653 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000134653 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000134660 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000134660 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000134660 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000134660 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000134660 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000134660 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000134660 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000134660 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000134669 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134669 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134669 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000134669 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000134669 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000134669 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000134669 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134669 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000134662 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134662 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134662 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000134662 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000134662 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000134662 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000134662 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134662 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000134661 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134661 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134661 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000134661 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000134661 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000134661 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000134661 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134661 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000134670 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134670 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134670 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000134670 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000134670 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000134670 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000134670 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000134670 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000134671 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134671 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134671 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000134671 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000134671 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000134671 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000134671 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000134671 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000134678 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134678 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134678 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000134678 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000134678 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000134678 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000134678 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000134678 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000138487 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000138487 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000138487 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000138487 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000138487 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000138487 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000138487 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000138485 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000138485 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000138485 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000138485 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000138485 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000138485 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000138485 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000228341 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228341 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228341 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000228341 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228341 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000228341 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000228341 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000138480 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000138480 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000138480 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000138480 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000138480 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000138480 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000138480 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000167628 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000167628 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000167628 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000167628 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167628 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000167628 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000167628 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000228344 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228344 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228344 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000228344 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228344 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000228344 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000228344 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000167633 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000167633 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000167633 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000167633 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167633 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000167633 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000167633 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000167635 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000167635 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000167635 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000167635 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167635 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000167635 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000167635 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000221528 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221528 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221528 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000221528 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000221528 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000221528 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000221528 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000228345 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228345 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228345 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000228345 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228345 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000228345 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000228345 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000221529 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221529 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221529 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000221529 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000221529 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000221529 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000221529 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000259692 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259692 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259692 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000259692 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000259692 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000259692 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000259692 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000259692 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000259693 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259693 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259693 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000259693 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000259693 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000259693 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000259693 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000259693 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000259691 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259691 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259691 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000259691 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000259691 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000259691 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000259691 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000259691 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%